SHARE-BASED COMPENSATION PLANS (Schedule of Total Compensation Expense Relating to Share Options and RSUs Recognized) (Details) - Stock Options And Restricted Stock Units [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	$ 0.7
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	0.2
Selling expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	0.1
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	0.3
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	$ 0.1